SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Selling, general and administrative expense [Line Items]
Services and fees	$ 76,066	$ 86,990	$ 65,965
Labor cost	241,552	229,529	193,118
Depreciation of property, plant and equipment	13,561	12,345	13,589
Amortization of intangible assets	93,842	78,264	38,427
Maintenance and expenses	5,096	5,038	3,092
Taxes	95,072	98,786	90,166
Office expenses	35,663	35,922	36,223
Freight and transportation	300,676	259,898	234,801
Increase of allowance for doubtful accounts	1,629	685	288
Others	13,607	16,790	12,273
Selling, general and administrative expenses	876,764	824,247	687,942
PricewaterhouseCoopers
Selling, general and administrative expense [Line Items]
Auditor's remuneration	4,704	3,501	3,385
Auditor's remuneration for audit services	3,937	2,863	2,869
Auditor's remuneration for audit-related services	61	91	99
Auditor's remuneration for tax services	281	229	251
Auditor's remuneration for other services	$ 425	$ 318	$ 166